COLONIAL CALIFORNIA TAX-EXEMPT FUND
                      COLONIAL CONNECTICUT TAX-EXEMPT FUND
                        COLONIAL FLORIDA TAX-EXEMPT FUND
                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
                        COLONIAL MICHIGAN TAX-EXEMPT FUND
                       COLONIAL MINNESOTA TAX-EXEMPT FUND
                        COLONIAL NEW YORK TAX-EXEMPT FUND
                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
                          COLONIAL OHIO TAX-EXEMPT FUND
                    Supplement to the May 29, 1998 Prospectus

The Funds' Prospectus is amended as follows:

(1) At a Special Meeting of Shareholders held on October 30, 1998, the shareholders of Colonial California Tax-Exempt Fund approved changing the Fund from a diversified fund to a non-diversified fund.

(2) A new paragraph is added to the front cover of the Prospectus below th Table of Contents as follows:

This Prospectus is also available on-line at our Web site (http://www.libertyfunds.com). The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.

(3) The following tables under the sub-caption Annual Operating Expenses on page 2 of the Prospectus are revised in their entireties as follows:

                                                    Florida
                                    Class A         Class B             Class C
Management fee (after waiver)        0.41%           0.41%               0.41%
12b-1 fees (7)(8)                    0.17            0.92                0.62
Other expenses (after waiver)        0.34            0.34                0.34
                                     ----            ----                ----
Total operating expenses
  (after waiver)(9)                  0.92%          1.67%               1.37%
                                     ====           ====                ====

                                                  Michigan
                                    Class A         Class B           Class C
Management fee                        0.50%           0.50%             0.50%
12b-1 fees (7)(8)                     0.15            0.90              0.60
Other expenses (after waiver)         0.38            0.38              0.38
                                      ----            ----              ----
Total operating expenses
  (after waiver)                      1.03%           1.78%             1.48%
                                      ====            ====              ====

                                                  Minnesota
                                 Class A          Class B             Class C
Management fee                     0.50%            0.50%               0.50%
12b-1 fees (7)(8)                  0.16             0.91                0.61
Other expenses (after waiver)      0.36             0.36                0.36
                                   ----             ----                ----
Total operating expenses
  (after waiver)                   1.02%            1.77%               1.47%
                                   ====             ====                ====

                                             North Carolina
                                Class A          Class B             Class C
Management fee                   0.50%            0.50%               0.50%
12b-1 fees (7)(8)                0.16             0.91                0.61
Other expenses (after waiver)    0.48             0.48                0.48
                                 ----             ----                ----
Total operating expenses
  (after waiver)                 1.14%            1.89%               1.59%
                                 ====             ====                ====

                                      Ohio
                                Class A          Class B             Class C
Management fee                   0.50%            0.50%               0.50%
12b-1 fees (7)(8)                0.14             0.89                0.59
Other expenses (after waiver)    0.30             0.30                0.30
                                 ----             ----                ----
Total operating expenses
  (after waiver)                 0.94%            1.69%               1.39%
                                 ====             ====                ====

(4) The Class A and Class B tables for the Michigan, Minnesota, North Carolina and Ohio Funds under the sub-caption Annual Operating Expenses on page 3 of the Prospectus are deleted.

(5) The following tables under the sub-caption Examples on page 3 of the Prospectus are revised in their entireties as follows:

                                        Florida
                    Class A              Class B             Class C
Period:                            (10)          (11)     (10)      (11)
1 year                $ 56         $ 67         $ 17       $24        $14
3 years                 75           83           53        43(12)     43
5 years                 96          111           91        75         75
10 years               155          178(13)      178(13)   165        165


                                            Michigan
                    Class A            Class B              Class C
Period:                          (10)       (11)      (10)          (11)
1 year                $ 58     $ 68        $ 18       $25           $15
3 years                 79       86          56        47(12)        47
5 years                102      116          96        81            81
10 years               167      190(13)     190(13)   177           177


                                           Minnesota
                    Class A            Class B                  Class C
Period:                          (10)       (11)      (10)          (11)
1 year                $ 57     $ 68        $ 18       $25           $15
3 years                 78       86          56        46(12)        46
5 years                101      116          96        80            80
10 years               166      189(13)     189(13)   176           176


                                         North Carolina
                    Class A            Class B                  Class C
Period:                          (10)              (11)  (10)          (11)
1 year                $ 59     $ 69             $ 19     $26           $16
3 years                 82        89               59      50(12)        50
5 years                107      122              102       87            87
10 years               180      202(13)                  189           189
                                             202(13)

                                          Ohio
                     Class A         Class B              Class C
Period:                          (10)      (11)      (10)          (11)
1 year                $ 57     $ 67       $ 17        $24           $14
3 years                 76       83         53         44(12)        44
5 years                 97      112         92         76            76
10 years               157      180(13)    180(13)    167           167



(10)    Assumes redemption at period end.
(11)    Assumes no redemption.
(12) Class C shares do no incur a contingent deferred sales charge on redemptions made after one year. (13) Class B shares automatically convert to Class A shares after approximately 8 years; therefore years 9 and 10 reflect Class A share expenses.

(6) Footnote (9) on page 4 of the Prospectus is revised in its entirety as follows:

(9) The Advisor agreed to waive its fees and bear expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) to the extent such expenses would otherwise exceed the following annual percentages of average net assets. The Advisor may terminate the fee waivers at any time without shareholder approval:

                                   Connecticut               Massachusetts
           California               New York                    Florida
              0.80%                   0.60%                      0.75%

(7) The first paragraph under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

Each Fund invests primarily in investment grade debt securities of any maturity, the interest on which is exempt from federal income tax and that state's personal income tax (if any), other than any alternative minimum tax (State Bonds). In pursuing its after-tax total return objective, the Florida Fund may invest in securities that are not exempt from the Florida intangibles tax; however, under normal circumstances, these securities will not be held by the Florida Fund at December 31, when the Florida intangibles tax is imposed. This strategy could result in higher portfolio turnover and related transaction costs and may adversely affect the Florida Fund's total return.

(8) The paragraph Borrowing of Money under the caption HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(9) Effective July 1, 1998, Maureen G. Newman no longer served as manager of the Colonial Massachusetts Tax-Exempt Fund.

(10) Effective July 1, 1998, the seventh paragraph under the caption HOW THE FUNDS ARE MANAGED was revised in its entirety as follows:

Gary Swayze, Vice President of the Advisor, has managed the New York Fund since September 1997, the California Fund since October 1997, the Connecticut Fund since November 1997 and the Massachusetts Fund since July 1998. Prior to joining the Advisor in 1997, Mr. Swayze was a portfolio manager and group leader at Fidelity Management and Research Company and the writer and editor of a bond market newsletter.

(11) A new caption is added after HOW THE FUNDS ARE MANAGED entitled YEAR 2000 as follows:

The Fund's Advisor, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(12) The last sentence of the first paragraph under the caption HOW TO SELL SHARES is revised in its entirety as follows:

To  avoid  delay  in  payment,   investors   are  advised  to  purchase   shares
unconditionally, such as by federal fund wire or other immediate available funds.

(13) The following sentence is added to the paragraph Class A Shares under the caption HOW TO EXCHANGE SHARES:

Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

(14) The first sentence under the caption TELEPHONE TRANSACTIONS is revised in its entirety and new second, third, fourth and fifth sentences are added as follows:

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Redemptions may also be accomplished by writing a check against the account for funds allowing checkwriting. Each check written against the account is limited to a maximum of $100,000.

(15) Liberty Financial Investments, Inc., the Funds' distributor, changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Funds. The Distributor continues to offer selected investment products managed by subsidiaries of its parent company, Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(16) Colonial Investors Service Center, Inc., the Funds' transfer agent, changed its name to Liberty Funds Services, Inc. (Transfer Agent). The new name does not affect the services the Transfer Agent provides to the Funds.

(17) Price Waterhouse LLP, the Funds' independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services PricewaterhouseCoopers LLP provides to the Funds.



SP-36/219G-1198                                               October 30, 1998

                       COLONIAL CALIFORNIA TAX-EXEMPT FUND
                      COLONIAL CONNECTICUT TAX-EXEMPT FUND
                        COLONIAL FLORIDA TAX-EXEMPT FUND
                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
                        COLONIAL MICHIGAN TAX-EXEMPT FUND
                       COLONIAL MINNESOTA TAX-EXEMPT FUND
                        COLONIAL NEW YORK TAX-EXEMPT FUND
                     COLONIAL NORTH CAROLINA TAX-EXEMPT FUND
                          COLONIAL OHIO TAX-EXEMPT FUND
         Supplement to May 29, 1998 Statement of Additional Information

The Funds' Statement of Additional Information (SAI) is amended as follows:

(1) At Special Meetings of Shareholders of the Funds were held on October 30, 1998, the Funds' shareholders approved a number of proposals. As a result of these approvals, the Funds' SAI is amended as follows:

(a) The first, fifth and sixth fundamental investment policies under the caption FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS are revised in their entirety as follows:

Each Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law.

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements.

6. Not concentrate more than 25% of its total assets in any one industry.

(b) The following policy is added after the non-fundamental investment policies:

Nothwithstanding the investment policies of the Funds, each Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as each Fund.

(c) John Carberry, Salvatore Macera, Thomas E. Stitzel and Anne-Lee Verville are new trustees. As a result, the following information is added to the section MANAGEDMENT OF THE FUNDS:

John Carberry*, Age 51, is a Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers (investment banking) from January 1988 to January 1998).

Salvatore Macera, Age 67, is a Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical &
Electronic Industries, Inc. (electronics)). Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Thomas E. Stitzel, Age 58, is a Professor of Finance, College of Business, Boise State University (higher education); Business consultant and author. Trustee: Liberty Variable Investment Trust, Stein Roe Variable Investment Trust.

Anne-Lee Verville, Age 51, is a Consultant (formerly General Manager, Global Education Industry from 1994 to 1997, and President, Applications Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).
-----------------------
*Mr. Carberry is an "interested person," as defined in the Investment Company Act of 1940 (1940 Act), because of his affiliations with Liberty Financial Companies, Inc., an indirect majority-owned subsidiary of Liberty Mutual Insurance Company.

The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:

                                              Total Compensation From LVIT and
                         Aggregate               Investment Companies which are
Trustee              1997 Compensation(a)           Series of LVIT in 1997(b)
-------             ----------------------         -------------------------
Salvatore Macera           $12,500                          $33,500
Thomas E. Stitzel           12,500                           33,500

-----------------------------
(a) Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(b)       Includes Trustee fees paid by LVIT and Stein Roe Variable Investment
          Trust.

(2) Stephen E. Gibson is President of the Funds. He replaces Harold W. Cogger. He is 45 years old and has been President of the Funds since June, 1998, Chairman of the Board since July, 1998, Chief Executive Officer and President since December 1996, and; Director, since July 1996 of the Advisor (formerly Executive Vice President from July, 1996 to December, 1996); Director, Chief Executive Officer and President of TCG since December, 1996 (formerly Managing Director of Marketing of Putnam Investments, June, 1992 to July, 1996).

(3) The following paragraph is added to the MANAGEMENT OF THE FUNDS section:

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

(4) Liberty Financial Investments, Inc., the Funds' distributor, changed its name to Liberty Funds Distributor, Inc. (LFDI). The new name does not affect the investment management of, or service to, the Funds. LFDI continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of LFDI.

(5) Colonial Investors Service Center, Inc., the Funds' transfer agent, changed its name to Liberty Funds Services, Inc. (LFSI). The new name will not affect the services LFSI provides to the Funds.

(6) Price Waterhouse LLP, the Funds' independent accountants, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services PricewaterhouseCoopers LLP provides to the Funds.

SP-39/254G-1198                                             October 30, 1998